Convertible Notes, Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Convertible Notes [Abstract]
Convertible notes	$ 218,551	$ 173,289
Total	7,573	14,516
Less - current portion	(769)	0
Long-term portion	6,804	14,516
JDH Notes [Member]
Convertible Notes [Abstract]
Convertible notes	21,165	38,715
Less: beneficial conversion feature	(10,949)	(18,360)
Convertible notes, net of beneficial conversion feature	10,216	20,355
Less: Deferred financing costs and debt discounts	(75)	(915)
Less: Change in fair value of conversion option	$ (2,568)	$ (4,924)